Cash and Bank Balances - Summary of Cash Flows, Cash and Cash Equivalents (Parenthetical) (Detail)	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [line items]
Interest rate on bank deposits	2.30%	2.50%
Top of range [member]
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [line items]
Interest rate on bank deposits	4.90%	5.70%